Risk Management Section - Schedule of Assets by Geographical Area - ING bank portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Forborne assets	€ 11,819.0	€ 14,880.0
Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	6,162.0	7,776.0
Wholesale Banking [member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	1,593.0	2,200.0
Wholesale Banking [member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	223.0	245.0
Wholesale Banking [member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	45.0	41.0
Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	2,456.0	3,016.0
Wholesale Banking [member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	156.0	197.0
Wholesale Banking [member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	1,212.0	1,387.0
Wholesale Banking [member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	428.0	663.0
Wholesale Banking [member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	49.0	27.0
Performing [member]
Disclosure of financial assets [line items]
Forborne assets	5,849.0	7,922.0
Performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	2,776.0	3,978.0
Performing [member] | Wholesale Banking [member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	816.0	1,100.0
Performing [member] | Wholesale Banking [member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	105.0	103.0
Performing [member] | Wholesale Banking [member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	23.0	13.0
Performing [member] | Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	867.0	1,496.0
Performing [member] | Wholesale Banking [member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	84.0	112.0
Performing [member] | Wholesale Banking [member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	584.0	709.0
Performing [member] | Wholesale Banking [member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	291.0	445.0
Performing [member] | Wholesale Banking [member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	7.0	0.0
Non-performing [member]
Disclosure of financial assets [line items]
Forborne assets	5,969.0	6,958.0
Non-performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	3,386.0	3,799.0
Non-performing [member] | Wholesale Banking [member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	777.0	1,100.0
Non-performing [member] | Wholesale Banking [member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	118.0	142.0
Non-performing [member] | Wholesale Banking [member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	22.0	28.0
Non-performing [member] | Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	1,589.0	1,521.0
Non-performing [member] | Wholesale Banking [member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	72.0	85.0
Non-performing [member] | Wholesale Banking [member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	628.0	678.0
Non-performing [member] | Wholesale Banking [member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	137.0	218.0
Non-performing [member] | Wholesale Banking [member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	€ 42.0	€ 27.0